Share-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended			12 Months Ended				12 Months Ended	1 Months Ended				12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011 Performance Share Plan 2011	Mar. 31, 2011 Performance Share Plan 2011 Minimum	Mar. 31, 2011 Performance Share Plan 2011 Maximum	Dec. 31, 2008 Performance Share Plan 2008	Dec. 31, 2008 Performance Share Plan 2008 Minimum	Dec. 31, 2008 Performance Share Plan 2008 Maximum	Dec. 31, 2012 Performance Share Plan 2010 And 2011	Dec. 31, 2012 Performance Share Plan 2010 And 2011 Maximum	Mar. 31, 2012 Performance Share Plan 2012	Mar. 31, 2012 Performance Share Plan 2012 Minimum	Mar. 31, 2012 Performance Share Plan 2012 Maximum	Mar. 31, 2010 Performance Share Plan 2010	Dec. 31, 2012 Performance Share Plan 2010	Mar. 31, 2010 Performance Share Plan 2010 Minimum	Mar. 31, 2010 Performance Share Plan 2010 Maximum	Dec. 31, 2012 Stock Options Granted During Or After 2006 Age	Dec. 31, 2012 Stock Options Granted During Or After 2006 Minimum	Dec. 31, 2012 Stock Options Granted Prior 2006 Age	Dec. 31, 2012 Stock Options Granted Prior 2006 Minimum	Dec. 31, 2012 Stock Options Granted Prior 2006 Maximum	Dec. 31, 2012 Stock Options	Dec. 31, 2012 Stock Options Maximum	Dec. 31, 2012 Omnibus Stock Incentive Plan 2008	Dec. 31, 2012 Omnibus Stock Incentive Plan 2007	Dec. 31, 2012 Long Term Incentive Plan 2002	Dec. 31, 2012 Long Term Incentive Plan 2000	Dec. 31, 2012 Unvested Restricted Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable period of employee stock option																			3 years			2 years	3 years
Expiration period of employee stock option																			10 years		10 years				10 years
Years of age																			62		50
Years of service																				15 years		15 years
Percentage of fair market value of common stock in exercise price																								100.00%
Aggregate number of shares granted to participants pursuant to awards																										17,000,000	5,000,000	9,400,000	2,400,000
Share based compensation	$ 18,621,000	$ 16,477,000	$ 15,832,000
Unrecognized compensation cost related to non vested share-based compensation arrangements										$ 6,100,000														$ 3,900,000						$ 6,500,000
Unrecognized compensation cost related to non vested share-based compensation arrangements, remaining weighted average recognition period																								1 year 3 months 18 days						1 year 9 months 18 days
Authorized shares of nonvested stock to key executives				263,292								241,095			279,831
Percentage of performance shares grant expected to vest				200.00%			100.00%					200.00%			200.00%
Performance shares grant expected vesting Period					2011	2013							2012	2014			2010	2012
Percentage of performance shares grant vested																191.00%
Unrecognized compensation cost related to nonvested share-based compensation arrangements, recognition period											2014
Performance shares grant performance period							1 year
Performance shares grant vesting period								5 years	7 years
Percentage of Performance shares that will vest per year, up to a maximum of 100% of the total grant, when the earnings per share goal is attained							20.00%